Prepaid Expenses and Other Assets, Net (Narrative) (Details) (USD $)	3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 DROT 2013 [Member]	Mar. 31, 2013 Senior Notes [Member]	Dec. 31, 2012 Senior Notes [Member]	Dec. 31, 2011 Senior Notes [Member]	Mar. 31, 2013 DROT 2009 Notes [Member]	Dec. 31, 2012 DROT 2009 Notes [Member]	Dec. 31, 2011 DROT 2009 Notes [Member]	Dec. 31, 2012 DPM Guggenheim Loan [Member]	Mar. 31, 2013 DROT 2011 Notes [Member]	Dec. 31, 2012 DROT 2011 Notes [Member]	Dec. 31, 2011 DROT 2011 Notes [Member]	Dec. 31, 2011 Tempus Guggenheim Loan [Member]	Mar. 31, 2013 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Tempus Acquisition Loan [Member]	Dec. 31, 2012 Conduit 2008 [Member]	Dec. 31, 2011 Conduit 2008 [Member]	Dec. 31, 2011 Quorum Facility [Member]	Mar. 31, 2013 ILXA Receivables Loan [Member]	Dec. 31, 2012 ILXA Receivables Loan [Member]	Dec. 31, 2011 ILXA Receivables Loan [Member]	Mar. 31, 2013 Tempus Inventory Loan [Member]	Dec. 31, 2012 Tempus Inventory Loan [Member]	Dec. 31, 2011 Tempus Inventory Loan [Member]	Mar. 31, 2013 PMR Acquisition [Member]	Aug. 31, 2010 Other Assets [Member] ILX Acquisition [Member]	Jun. 30, 2012 Other Assets [Member] Tempus Acquisition [Member]	Jul. 02, 2011 Other Assets [Member] Tempus Acquisition [Member]	Dec. 31, 2012 Other Assets [Member] PMR Acquisition [Member]	May 21, 2012 Other Assets [Member] PMR Acquisition [Member]	Oct. 05, 2012 Other Assets [Member] Aegean Blue Acquisition [Member]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Unamortized maintenance fees	$ 49,394,000		$ 0
Deferred Finance Costs, Current, Net	22,596,000		22,143,000	24,607,000
Deferred Sales Commission	8,595,000		8,118,000	3,756,000
Prepaid Expense, Current	7,289,000		3,881,000	3,328,000
Unamortized Exchange Fees	6,858,000		0
Other Inventory, in Transit, Gross	5,578,000		3,262,000	2,238,000
Deposits Assets	3,254,000		3,228,000	8,892,000
Prepaid Insurance	4,312,000		2,382,000	2,179,000
Advances on Inventory Purchases	3,789,000		3,299,000	2,580,000
Prepaid professional fees	1,823,000		1,231,000	262,000
Prepaid maintenance fees	1,444,000		4,208,000	1,865,000
Amortization of Financing Costs	1,500,000	1,200,000	5,000,000	5,000,000		2,500,000
Payments of Debt Issuance Costs	1,974,000	24,000	2,583,000	5,533,000	19,125,000		2,000,000	12,800,000	13,200,000	14,700,000	2,900,000	3,300,000	4,800,000	2,300,000	1,400,000	1,500,000	1,900,000	1,400,000	1,100,000	1,200,000	300,000	1,200,000	100,000	200,000	300,000	500,000	100,000	100,000	100,000	2,100,000
Prepaid Expenses and Other Assets																															334,000	1,322,000	1,423,000	340,000	315,000	947,000
Prepaid Advertising	1,054,000		614,000	340,000
Prepaid Rent	635,000		296,000	269,000
Assets Held-for-sale, Other, Noncurrent	494,000		526,000	505,000
Other Prepaid Expense, Current	5,651,000		4,836,000	2,656,000
Prepaid Expense and Other Assets	$ 122,766,000		$ 58,024,000	$ 53,477,000